Note 10 - Deposits (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deposit Liabilities Reclassified as Loans Receivable	$ 413,563	$ 272,110
Interest-bearing Domestic Deposit, Brokered	49,303,139	25,576,524
Time Deposits, $100,000 or More	123,612,962	141,900,102
Time Deposits $250,000 or More	$ 32,168,191	$ 31,755,483